Other Non-Operating Income/Expense, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss, net	€ 46	€ (144)	€ 51
Miscellaneous income/expense, net	(36)	(44)	(32)
Other non-operating income/expense, net	9	(187)	19
Thereof from financial assets at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss, net	571	515	316
Thereof from financial assets at amortized cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss, net	56	218	111
Thereof from financial liabilities at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss, net	(514)	(766)	(382)
Thereof from financial liabilities at amortized cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss, net	€ (30)	€ (88)	€ (68)